LEASES - Lease cost (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LEASES
Operating lease cost	¥ 1,791,351	$ 277,445	¥ 3,539,374
Cost of other leases with terms less than one year			67,281
Total	¥ 1,791,351	$ 277,445	¥ 3,606,655